Income taxes (Details-Provision for income taxes) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal		$ (437)
State	50	127
Total current	50	(310)
Deferred:
Federal	(1,197)	(1,100)
State	(523)	(44)
Total deferred	(1,720)	(1,144)
Total income tax expense (benefit)	$ (1,670)	$ (1,454)